UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter 4, 2004

Check here if Amendment |_|;   Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
Address:    3060 PEACHTREE ROAD, NW SUITE 1555
            ATLANTA GA  30066

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:       MICHAEL MCCARTHY
Title:      PRINCIPAL
Phone:      404-842-9600

Signature, Place, and Date of Signing:

------------------            ------------------            ------------------
    [Signature]                  [City, State]                    [Date]

Report Type       (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number               Name

      28-
         -------------------             ----------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:   Shapiro Capital Management 12/31/2004

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total     $1,745,056 (THOUSANDS)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number               Name

            28-
      ---      -------------------             ----------------------------

      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                        ----------------------------
Page 1 of 2     Name of Reporting Manager: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC                            (SEC USE ONLY)
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                                                                                   ITEM 6
                                                                                  Investment
                                                                                  Discretion      ITEM 7
                                                                              -------------------  Mana-             ITEM 8
                                                                    ITEM 5:          (b)           ger's   Voting Authority (shares)
          ITEM 1:             ITEM 2:     ITEM 3:       ITEM 4:    Shares of       Shared    (c)    See  ---------------------------
                             Title of      CUSIP         Fair      Principal   (a)   As    Shared  Instr    (a)          (b)    (c)
      Name of Issuer           Class      Number     Market Value    Amount   Sole defined  Other    V      Sole        Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources         Common  826428104   $109,159,050  10,396,100   x                         9,101,890   1,294,210
Tidewater Inc.                   Common  886423102    $99,168,330   2,784,845   x                         2,472,695     312,150
Hanover Compressor Co.           Common  410768105    $94,426,650   6,682,707   x                         5,822,109     860,598
Adolph Coors Class B        Cl B Common  217016104    $93,332,135   1,233,410   x                         1,091,435     141,975
Alliant Techsystems Inc.         Common  018804104    $91,734,678   1,403,100   x                         1,243,650     159,450
Lifepoint Hospitals Inc.         Common  53219L109    $90,813,172   2,608,075   x                         2,324,275     283,800
Steris Corporation               Common  859152100    $89,134,542   3,757,780   x                         3,340,280     417,500
US Cellular                      Common  911684108    $80,911,533   1,807,675   x                         1,594,905     212,770
Moneygram International,
  Inc.                           Common  60935Y109    $80,714,634   3,818,100   x                         3,404,050     414,050
Chiquita Brands
  International                  Common  170032809    $80,059,556   3,629,173   x                         3,213,966     415,207
Mosaic Co.                       Common  61945A107    $74,797,824   4,583,200   x                         4,046,200     537,000
Hospira Inc.                     Common  441060100    $71,641,660   2,138,557   x                         1,923,257     215,300
Platinum Underwriters
  Holdings                       Common  G7127P100    $71,084,493   2,285,675   x                         2,035,620     250,055
Montpelier RE Holdings LTD       Common  G62185106    $66,162,838   1,720,750   x                         1,492,150     228,600
Viasys Healthcare                Common  92553Q209    $64,044,630   3,370,770   x                         2,935,220     435,550
Andrew Corp                      Common  034425108    $62,952,881   4,618,700   x                         4,100,200     518,500
Pier One Imports                 Common  720279108    $62,246,090   3,159,700   x                         2,795,700     364,000
Cincinnati Bell Inc.             Common  171871106    $62,205,653  14,989,314   x                        13,252,108   1,737,206
Gentek Inc.                      Common  37245x203    $45,001,025   1,002,250   x                           883,500     118,750
FMC Corporation                  Common  302491303    $38,966,025     806,750   x                           711,600      95,150
NDCHealth Corp                   Common  639480102    $37,582,474   2,021,650   x                         1,805,850     215,800
Odyssey Healthcare Inc.          Common  67611V101    $33,832,008   2,473,100   x                         2,186,600     286,500
    SUBTOTAL PAGE 1                                $1,599,971,879  81,291,381                            71,777,260   9,514,121

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                                                                                   ITEM 6
                                                                                  Investment
                                                                                  Discretion      ITEM 7
                                                                              -------------------  Mana-             ITEM 8
                                                                    ITEM 5:          (b)           ger's   Voting Authority (shares)
                              ITEM 2:     ITEM 3:       ITEM 4:    Shares of       Shared    (c)    See  ---------------------------
                             Title of      CUSIP         Fair      Principal   (a)   As    Shared  Instr    (a)          (b)    (c)
                               Class      Number     Market Value    Amount   Sole defined  Other    V      Sole        Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Sola International Inc           Common  834092108    $33,178,815   1,204,750   x                         1,045,050     159,700
Earthlink Inc.                   Common  270321102    $30,164,072   2,618,409   x                         2,304,360     314,049
Abbott Labs                      Common  002824100    $16,890,799     362,075   x                           321,775      40,300
Time Warner, Inc.                Common  887317105    $16,522,775     849,500   x                           620,300     229,200
Internet Security Systems,
  Inc.                           Common  46060x107    $15,410,100     662,800   x                           568,300      94,500
Kraft Foods Inc.                 Common  50075n104     $9,210,527     258,650   x                           258,650           0
Liberty Media Corp-A        Cl A Common  530718105     $5,865,516     534,200   x                           512,600      21,600
Cox Radio Inc Cl A          Cl A Common  224051102     $5,242,288     318,100   x                           266,300      51,800
General Cable Corp               Common  369300108     $3,832,295     276,700   x                           199,800      76,900
Schering Plough Corp             Common  806605101     $2,353,176     112,700   x                           112,700           0
OGE Energy Corp.                 Common  670837103     $1,841,782      69,475   x                            47,575      21,900
Hornbeck Offshore Services       Common  440543106     $1,511,190      78,300   x                            37,000      41,300
Cadbury Schwepe 8.625%
  Series A                    Preferred  127207207     $1,199,666      45,580   x                            18,000      27,580
Primedia Preferred 10%
  Series D                    Preferred  74157K606       $730,000       7,300   x                             2,200       5,100
Compass Minerals
  International, Inc.            Common  20451N101       $535,483      22,100   x                             9,200      12,900
ConAgra Foods, Inc.              Common  205887102       $315,115      10,700   x                                 0      10,700
Host Marriott 6.75%           Preferred  441079407       $280,625       5,000   x                                 0       5,000

    SUBTOTAL PAGE 2                                  $145,084,223   7,436,339                             6,323,810   1,112,529
      GRAND TOTAL                                  $1,745,056,101  88,727,720                            78,101,070  10,626,650